Related party transactions	9 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions

5.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at September 30, 2023. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (FMCH) purchases heparin supplied by Fresenius Kabi USA, Inc. (Kabi USA), through an independent group purchasing organization (GPO). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the CMS Comprehensive End-Stage Renal Disease (ESRD) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (ESCOs) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees. Currently, these ESCOs are in their final phase and do not have a material impact on the financial results of the Company.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2023		September 30, 2022		September 30, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	108	28,405	300	33,381	31	3,994	26	2,820
Fresenius SE affiliates	2,882	52,224	3,378	63,878	839	7,784	1,168	8,585
Equity method investees	5,694	50	29,206	—	24,573	—	120,507	—
Total	8,684	80,679	32,884	97,259	25,443	11,778	121,701	11,405

Products
Fresenius SE affiliates	53,689	31,472	48,817	29,221	26,155	6,124	16,078	5,826
Equity method investees	—	337,677	—	334,964	—	71,997	—	73,563
Total	53,689	369,149	48,817	364,185	26,155	78,121	16,078	79,389

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,696 and €6,520 at September 30, 2023 and December 31, 2022, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032 and will continue in effect after the Conversion. For further information regarding the Conversion, see note 1.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2023			For the nine months ended September 30, 2022			September 30, 2023		December 31, 2022
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	6,150	1,004	293	6,303	407	910	30,339	30,833	38,688	39,626
Fresenius SE affiliates	13,361	1,055	—	10,285	717	—	106,496	108,570	112,684	114,077
Total	19,511	2,059	293	16,588	1,124	910	136,835	139,403	151,372	153,703

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

The Company has received short-term financing from and, in previous periods, provided short-term financing to Fresenius SE. In February 2023, the Company ended its participation in Fresenius SE’s cash management system, which was previously utilized for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. The Company established its own cash management system in March 2023. As of December 31, 2022, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €1,477. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009 and November 28, 2013, the Company borrowed €1,500 and €1,500, respectively, from the General Partner. The loan repayments were extended periodically and combined into a single borrowing during 2022 with an interest rate of 1.3348%. Upon effectiveness of the Conversion, Management AG has the right to receive the amounts borrowed at any time. For further information regarding the Conversion, see note 1.

The Company and Fresenius SE have agreed to terminate the uncommitted revolving credit facility, effective upon the Conversion. For further information on this loan agreement, see note 7.

At December 31, 2022, the Company borrowed from Fresenius SE in the amount of €1,000 at an interest rate of 2.468%. For further information on this loan agreement, see note 7.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €23,574 and €16,952 for its management services during the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, the Company had accounts receivable from the General Partner in the amount of €491 and €816, respectively. As of September 30, 2023 and December 31, 2022, the Company had accounts payable to the General Partner in the amount of €1,747 and €27,289, respectively.

Upon effectiveness of the Conversion, the General Partner will exit the Company and will no longer be entitled to reimbursement of the remuneration of its board members (other than outstanding amounts, if any, for service prior to the effective date of the Conversion). The members of the Supervisory Board and the management board of Fresenius Medical Care AG, the name of the Company after Conversion (FMC AG), as key management personnel, as well as their close relatives, will be considered related parties of FMC AG. Upon effectiveness of the Conversion, the existing service agreements between the General Partner and the members of the Management Board will be transferred to FMC AG. This shall also apply to performance shares held by current or former Management Board members under existing long-term incentive plans. For further information regarding the Conversion, see note 1.